Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Summary Of Significant Accounting Policies [Abstract]
Schedule Of Financial Assets And Liabilities At Fair Value

Financial Assets and Liabilities at Fair Value as of December 31, 2014

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$ 218,434,806	$ -	$ 218,434,806
Short-term money market fund*	16,785,518	-	16,785,518
Exchange-traded futures contracts
Energies	731,816	-	731,816
Grains	(252,629)	-	(252,629)
Interest rates	1,032,389	-	1,032,389
Livestock	45,610	-	45,610
Metals	(641,849)	-	(641,849)
Softs	554,628	-	554,628
Stock indices	1,037,236	-	1,037,236

Total exchange-traded futures contracts	2,507,201	-	2,507,201

Over-the-counter forward currency contracts	-	(617,697)	(617,697)

Total futures and forward currency contracts (2)	2,507,201	(617,697)	1,889,504

Total financial assets at fair value	$ 237,727,525	$ (617,697)	$ 237,109,828

Per line item in the Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts (as collateral)			$ 27,560,017
Investments in U.S. Treasury notes			190,874,789
Total investments in U.S. Treasury notes			$ 218,434,806

(2)
Net unrealized appreciation on open futures and forward currency contracts			$ 2,573,582
Net unrealized depreciation on open futures and forward currency contracts			(684,078)
Total unrealized appreciation on open futures and forward currency contracts			$ 1,889,504

*The short-term money market fund is included in Cash and Cash Equivalents on the Statement of Financial Condition.

Financial Assets and Liabilities at Fair Value as of December 31, 2013

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$ 276,729,148	$ -	$ 276,729,148
Short-term money market fund*	8,281,834	-	8,281,834
Exchange-traded futures contracts
Energies	(322,642)	-	(322,642)
Grains	(165,871)	-	(165,871)
Interest rates	(2,410,168)	-	(2,410,168)
Livestock	33,040	-	33,040
Metals	2,488,781	-	2,488,781
Softs	28,399	-	28,399
Stock indices	7,593,472	-	7,593,472

Total exchange-traded futures contracts	7,245,011	-	7,245,011

Over-the-counter forward currency contracts	-	52,663	52,663

Total futures and forward currency contracts (2)	7,245,011	52,663	7,297,674

Total financial assets at fair value	$ 292,255,993	$ 52,663	$ 292,308,656

Per line item in the Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts (as collateral)			$ 71,472,453
Investments in U.S. Treasury notes			205,256,695
Total investments in U.S. Treasury notes			$ 276,729,148

(2)
Net unrealized appreciation on open futures and forward currency contracts			$ 7,842,259
Net unrealized depreciation on open futures and forward currency contracts			(544,585)
Total unrealized appreciation on open futures and forward currency contracts			$ 7,297,674

*The short-term money market fund is included in Cash and Cash Equivalents on the Statement of Financial Condition.